Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
Net loss	$ (139,074,895)	$ (50,384,176)	$ (37,512,212)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	2,211,821	1,148,440	(594,912)
Comprehensive loss	$ (136,863,074)	$ (49,235,736)	$ (18,120,630)